Segment Information - Schedule of Selected Financial Information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Selected Financial Information [Line Items]
Revenues	$ 21,558,334	$ 16,569,194
Cost of revenues	21,019,722	15,971,028
Gross profit	538,612	598,166
Interest expenses, net	163,782	165,652
Depreciation and amortization	101,081	20,424
Capital expenditures	6,874	6,418
Segment assets	16,977,983	24,858,822
Segment loss	(3,692,268)	(4,853,385)
Education [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	1,208,984	971,304
Cost of revenues	737,117	663,051
Gross profit	471,867	308,253
Interest expenses, net	153,384	165,664
Depreciation and amortization	54,030	15,095
Capital expenditures	6,874	2,269
Segment assets	4,584,424	14,011,402
Segment loss	(3,315,156)	(4,815,745)
E-commerce and others [Member]
Schedule of Selected Financial Information [Line Items]
Revenues	20,349,350	15,597,890
Cost of revenues	20,282,605	15,307,977
Gross profit	66,745	289,913
Interest expenses, net	10,398	(12)
Depreciation and amortization	47,051	5,329
Capital expenditures		4,149
Segment assets	12,393,559	10,847,420
Segment loss	$ (377,112)	$ (37,640)